Annual Fund Operating Expenses - Stock Dividend Fund, Inc. [Member]	Feb. 20, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.85%

[1]	The Investment Advisor has contractually agreed to pay all operating expenses of the Fund except brokerage, interest, taxes, extraordinary legal and other extraordinary expenses. This agreement is renewed annually and may be terminated at any time upon 60 days prior written notice, without payment of penalty, by the Fund’s Board of Directors or by a vote of the majority of outstanding voting shares of the Fund.
[2]	The Fund does not expect to incur any “Other Expenses”.